Liquidity (Tables)	12 Months Ended
Dec. 31, 2025
Financial Liabilities
Schedule of Group Liquidity and Net Debt

€ millions	2025	2024	∆
/ Cash and cash equivalents	8,220	9,609	-1,390
Current time deposits and debt securities	1,311	1,471	-160
Group liquidity	9,531	11,080	-1,550
Current financial debt	-1,600	-3,639	2,039
Non-current financial debt	-4,550	-5,746	1,196
Financial debt	-6,150	-9,385	3,235
Net cash (+) / Net debt (–)	3,381	1,695	1,685

Schedule of Cash and Cash Equivalents

	2025			2024
€ millions	Current	Non-Current	Total	Current	Non-Current	Total
Cash at banks	3,910	0	3,910	3,962	0	3,962
Time deposits	1,342	0	1,342	1,659	0	1,659
Money market and other funds	2,871	0	2,871	3,991	0	3,991
Debt securities	100	0	100	0	0	0
Expected credit loss allowance	-3	0	-3	-3	0	-3
/ Cash and cash equivalents	8,220	0	8,220	9,609	0	9,609

Schedule of Non-Derivative Financial Debt Investments

	2025			2024
€ millions	Current	Non-Current	Total	Current	Non-Current	Total
Time deposits	1,226	0	1,226	1,425	0	1,425
Debt securities	92	46	138	53	74	128
Financial instruments related to employee benefit plans	0	284	284	0	287	287
Loans and other financial receivables	174	218	392	98	231	329
Expected credit loss allowance	-7	0	-7	-7	0	-7
Non-derivative financial debt investments	1,485	547	2,032	1,569	593	2,161
/ Other financial assets	1,552	7,269	8,821	1,629	7,141	8,770
Non-derivative financial debt investments as % of / Other financial assets	96	8	23	96	8	25

Schedule of Financial Debt

	2025					2024
	Nominal Volume		Carrying Amount			Nominal Volume		Carrying Amount
€ millions	Current	Non-Current	Current	Non-Current	Total	Current	Non-Current	Current	Non-Current	Total
Bonds	1,100	4,550	1,100	4,194	5,294	889	5,650	888	5,201	6,090
Private placement transactions	0	0	0	0	0	0	96	0	99	99
Commercial paper	500	0	498	0	498	500	0	498	0	498
Bank loans	0	0	0	0	0	2,250	0	2,250	0	2,250
Financial debt	1,600	4,550	1,598	4,194	5,792	3,639	5,746	3,636	5,301	8,937
/ Financial liabilities			2,050	6,021	8,070			4,277	7,169	11,446
Financial debt as % of / Financial liabilities			78	70	72			85	74	78

Schedule of Reconciliation of Liabilities Arising From Financial Activities

			Business	Foreign	Fair Value
€ millions	1/1/2025	Cash Flows	Combinations	Currency	Changes	Other	12/31/2025
Current financial debt	3,639	-3,189	0	-35	0	1,185	1,600
Non-current financial debt	5,746	0	0	-11	0	-1,185	4,550
Financial debt (nominal volume)	9,385	-3,189	0	-46	0	0	6,150
Basis adjustment	-419	0	0	0	82	0	-337
Transaction costs	-29	0	0	0	0	8	-21
Financial debt (carrying amount)	8,937	-3,189	0	-46	82	8	5,792
Accrued interest and payment to banks	230	-151	0	0	0	57	136
Interest rate swaps	408	-171	0	0	95	0	332
Lease[1]	1,715	-299	0	31	0	237	1,684
Total liabilities from financing activities	11,290	-3,810	0	-14	176	301	7,944

[1] Other includes new lease liabilities.

			Business	Foreign	Fair Value
€ millions	1/1/2024	Cash Flows	Combinations	Currency	Changes	Other	12/31/2024
Current financial debt	1,143	1,594	0	35	0	868	3,639
Non-current financial debt	6,612	0	0	2	0	-868	5,746
Financial debt (nominal volume)	7,755	1,594	0	37	0	0	9,385
Basis adjustment	-550	0	0	0	131	0	-419
Transaction costs	-35	-3	0	0	0	10	-29
Financial debt (carrying amount)	7,169	1,591	0	37	131	10	8,937
Accrued interest and payment to banks	94	-182	0	0	0	318	230
Interest rate swaps	537	-106	0	0	-23	0	408
Lease[1]	1,621	-310	0	32	0	372	1,715
Total liabilities from financing activities	9,421	993	0	69	108	700	11,290

[1] Other includes new lease liabilities.

Bonds
Financial Liabilities
Schedule of Financial Debt

	2025							2024
					Nominal Volume
					(in respective		Carrying	Carrying
				Effective Interest	currency		Amount	Amount
	Maturity	Issue Price	Coupon Rate	Rate	in millions)		(in € millions)	(in € millions)
Eurobond 9 – 2014	2027	99.284%	1.750% (fix)	1.87%		€1,000	972	947
Eurobond 12 – 2015	2025	99.264%	1.000% (fix)	1.13%		€600	0	600
Eurobond 15 – 2018	2026	99.576%	1.000% (fix)	1.06%		€500	500	500
Eurobond 16 – 2018	2030	98.687%	1.375% (fix)	1.50%		€500	451	442
Eurobond 20 – 2018	2028	98.871%	1.250% (fix)	1.38%		€1,000	947	923
Eurobond 21 – 2018	2031	98.382%	1.625% (fix)	1.78%		€1,250	1,096	1,079
Eurobond 23 – 2020	2026	99.200%	0.125% (fix)	0.26%		€600	600	599
Eurobond 24 – 2020	2029	98.787%	0.375% (fix)	0.51%		€800	728	712
Eurobonds							5,294	5,801
USD bond - 2018	2025	100.000%	4.69% (fix)	4.74%	US$	300	0	289
Bonds							5,294	6,090

Private placements
Financial Liabilities
Schedule of Financial Debt

	2025					2024
				Nominal Volume
				(in respective	Carrying	Carrying
			Effective Interest	currency in	Amount	Amount
	Maturity	Coupon Rate	Rate	millions)	(in € millions)	(in € millions)
U.S. private placements
Tranche 9 – 2012	2027	3.53% (fix)	3.57%	US$	0	99
Private placements					0	99